Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

a.	Subsequent to June 30, 2026, holders exercised an aggregate of 72,300 pre-funded warrants previously issued by us at an exercise price of $0.001 per ADS, resulting in the issuance of 72,300 ADSs. The aggregate cash proceeds received from such exercises were immaterial.

b.	On August 10, 2026, we issued 35,264 ADSs to YA for an aggregate purchase price of approximately $88 thousand. Of this amount, approximately $39 thousand was paid to us in cash and approximately $49 thousand was applied in full satisfaction of the remaining outstanding commitment fee under the September 2025 SEPA.

c.	As of August 20, 2026, the Company had 27,103,220,000 Ordinary Shares issued and outstanding, corresponding to 677,581 ADSs based on the then-current ratio of one ADS representing 40,000 Ordinary Shares.

d.	On August 19, 2026, the Company announced a change in the ratio of its American Depositary Shares (“ADSs”) to its ordinary shares, effective August 21, 2026, from one ADS representing 4,000 ordinary shares to one ADS representing 40,000 ordinary shares. The ADS Ratio Change has the same effect on ADS holders as a one-for-ten reverse split of the ADSs. All ADS and per-share amounts presented in these financial statements have been retrospectively adjusted to reflect this change.